Operating Segments (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of segmental information
Revenues, Principally from Grants	$ 1,418,248	$ 632,278	$ 2,328,845	$ 1,532,632	$ 3,224,152	$ 3,144,620
Income/ (Loss) from Operations	(1,695,831)	(2,755,884)	(3,285,740)	(3,843,781)	(7,156,542)	(4,690,668)
Amortization and Depreciation Expense	60,407	57,067	122,494	113,566	230,071	230,630
Interest Income	322	303	613	786	1,960	6,202
Stock-Based Compensation	121,257	84,788	297,919	164,280	803,060	462,170
Identifiable Assets	6,145,935		6,145,935		8,265,455	4,705,104
Vaccines/BioDefense [Member]
Summary of segmental information
Revenues, Principally from Grants	1,321,385	588,496	2,198,430	1,418,345	3,003,822	2,919,677
Income/ (Loss) from Operations	264,810	(1,532,472)	404,214	(1,563,467)	(1,666,130)	(33,636)
Amortization and Depreciation Expense	9,809	27,968	19,744	55,635	37,981	38,589
Stock-Based Compensation	10,450	11,128	20,900	22,249	80,432	44,484
Identifiable Assets	702,507		702,507		1,870,414	628,494
BioTherapeutics [Member]
Summary of segmental information
Revenues, Principally from Grants	96,863	43,782	130,415	114,287	220,330	224,943
Income/ (Loss) from Operations	(650,477)	(530,640)	(1,686,068)	(988,266)	(3,069,998)	(2,203,721)
Amortization and Depreciation Expense	49,072	28,675	99,011	57,070	190,033	190,003
Stock-Based Compensation	33,135	25,905	109,256	46,941	250,431	84,020
Identifiable Assets	313,022		313,022		386,721	566,111
Corporate [Member]
Summary of segmental information
Income/ (Loss) from Operations	(1,310,164)	(692,772)	(2,003,886)	(1,292,048)	(2,420,414)	(2,453,311)
Amortization and Depreciation Expense	1,526	424	3,739	861	2,057	2,038
Interest Income	747,314	(649,273)	(994,485)	(648,790)	1,960	6,202
Stock-Based Compensation	77,672	47,755	167,763	95,090	472,197	333,666
Identifiable Assets	$ 5,130,406		$ 5,130,406		$ 6,008,320	$ 3,510,499